UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

AllianceBernstein Global Thematic Growth
1345 Avenue of the Americas
New York, New York  10105

2.	The name of each series of class
of securities for which this Form is filed
(If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):
X

Fund name:

3.	Investment Company Act File Number:
811-03131
Securities Act File Number :
002-70427

4(a).	Last Day of Fiscal Year for
which this Form is filed: July 31, 2012

4(b).			"Check box
if this Form is being filed late
(i.e., more than 90 calendar days after
the end of the issuer's fiscal year).

4(c).			Check box if
this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of
securities sold during
the fiscal year pursuant to section
24 (f):
$104,466,773

(ii)	Aggregate sale price of
securities redeemed or repurchased
during the fiscal year:
$256,540,586

(iii)	Aggregate price of securities
redeemed or repurchased during any prior
fiscal year ending no earlier than
October 11, 1995 that were not previously
used to reduce registration fees payable
to the Commission:
$4,082,904,183

(iv)	Total available redemption
credits [add Items 5(ii) and 5(iii)]:
-$4,339,444,769

(v)	Net Sales:
$-

(vi)	Redemption credits available
for use in future years:
$(4,234,977,996)

(vii)	Multiplier for determining
registration fee:
x	0.0001364

(viii)	Registration Fee Due:
=	$0.00

6.	Prepaid Shares
If the response to Item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the
amount of securities (number of shares
or other units) deducted here:
If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end
of the fiscal year for which this form
is filed that are available for use by the
issuer in future fiscal years, then state
that number here:
-

7.	Interest due -- if this Form is
being filed more than 90 days after the
end of the issuer's fiscal year:
+	 $-

8.	Total amount of the registration
fee due plus any interest due [line 5(viii) plus line 7]:
$-

9.	Date the registration fee and any
interest payment was sent to the Commission's
lockbox depository:
N/A
Method of Delivery:
x	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.
By (Signature and Title)*:
Phyllis J. Clarke, Controller
Date: October 17,2012
*  Please print or type the name and title
of the signing officer below the signature.